DAY HAGAN SMART VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 94.6%
	ADVERTISING & MARKETING - 1.6%
13,000	Interpublic Group of Companies, Inc.	$ 460,850

	ASSET MANAGEMENT - 2.8%
5,349	T Rowe Price Group, Inc.	808,715

	BANKING - 3.7%
11,000	Cadence Bank	321,860
5,300	JPMorgan Chase & Company	722,496
		1,044,356
	BEVERAGES - 2.7%
4,542	PepsiCo, Inc.	760,240

	BIOTECH & PHARMA - 7.8%
12,000	Bristol-Myers Squibb Company	876,360
10,100	Gilead Sciences, Inc.	600,445
9,000	Merck & Company, Inc.	738,450
		2,215,255
	CHEMICALS - 3.6%
4,700	LyondellBasell Industries N.V., Class A	483,254
4,500	Westlake Corporation	555,300
		1,038,554
	DIVERSIFIED INDUSTRIALS - 2.5%
4,800	3M Company	714,624

	E-COMMERCE DISCRETIONARY - 3.4%
290	Amazon.com, Inc.(a)	945,386

	ELECTRIC UTILITIES - 2.5%
17,600	OGE Energy Corporation	717,728

	GAS & WATER UTILITIES - 6.0%
17,500	National Fuel Gas Company	1,202,250
14,200	UGI Corporation	514,324
		1,716,574

	HEALTH CARE FACILITIES & SERVICES - 8.0%
4,200	AmerisourceBergen Corporation	649,782
4,050	Cigna Corporation	970,421
6,500	CVS Health Corporation	657,865
		2,278,068
	INFRASTRUCTURE REIT - 2.6%
3,000	American Tower Corporation	753,660

	INSTITUTIONAL FINANCIAL SERVICES - 7.2%
2,350	Goldman Sachs Group, Inc. (The)	775,735
6,228	Morgan Stanley	544,327
12,000	SEI Investments Company	722,520
		2,042,582
	INSURANCE - 7.6%
8,550	Aflac, Inc.	550,535
7,400	Allstate Corporation (The)	1,024,973
3,200	Travelers Companies, Inc. (The)	584,736
		2,160,244
	INTERNET MEDIA & SERVICES - 3.9%
5,000	Meta Platforms, Inc., Class A(a)	1,111,800

	OIL & GAS PRODUCERS - 3.8%
3,600	Chevron Corporation	586,188
26,500	Kinder Morgan, Inc.	501,115
		1,087,303
	RETAIL - DISCRETIONARY - 2.8%
2,700	Home Depot, Inc. (The)	808,191

	SEMICONDUCTORS - 2.1%
12,000	Intel Corporation	594,720

	SPECIALTY FINANCE - 2.8%
12,400	First American Financial Corporation	803,768

	TECHNOLOGY SERVICES - 8.5%
6,400	Amdocs Ltd.	526,144
13,000	Cognizant Technology Solutions Corporation, Class A	1,165,710
5,600	International Business Machines Corporation	728,112
		2,419,966

	TELECOMMUNICATIONS - 2.3%
13,000	Verizon Communications, Inc.	662,220

	TRANSPORTATION & LOGISTICS - 6.4%
2,600	FedEx Corporation	601,614
4,000	Landstar System, Inc.	603,320
15,000	Werner Enterprises, Inc.	615,000
		1,819,934

	TOTAL COMMON STOCKS (Cost $22,692,271)	26,964,738

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 5.2%
	FINANCIALS - 5.2%
1,467,680	US BANK MMDA - USBGFS5"", 0.10% (Cost $1,467,680)(b)	1,467,680

	TOTAL INVESTMENTS - 99.8% (Cost $24,159,951)	$ 28,432,418
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	46,674
	NET ASSETS - 100.0%	$ 28,479,092

LTD	- Limited Company
NV	- Naamioze Vennootschap
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.

See accompanying notes which are an integral part of this schedule of investments.